UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-23166

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices)                   (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 832-1440

Date of fiscal year end:   June 30

Date of reporting period:  July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report

WELLS FARGO ADVANTAGE INCOME OPP FUND
Security	94987B105		Meeting Type	Annual
Ticker Symbol	EAD		Meeting Date	09-Aug-2021
ISIN	US94987B1052		Agenda	935470930 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	William R. Ebsworth		Split	Split
2	Jane A. Freeman		Split	Split
3	Judith M. Johnson		Split	Split
BARINGS GBL SHORT DURATION H/Y FUND
Security	06760L100		Meeting Type	Annual
Ticker Symbol	BGH		Meeting Date	13-Aug-2021
ISIN	US06760L1008		Agenda	935469191 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jill Olmstead		Split	Split
2	Mark F. Mulhern		Split	Split
WELLS FARGO ADVANTAGE INCOME OPP FUND
Security	94987B105		Meeting Type	Special
Ticker Symbol	EAD		Meeting Date	16-Aug-2021
ISIN	US94987B1052		Agenda	935461397 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To consider and approve a new investment advisory agreement with Wells Fargo Funds Management, LLC.	Management	Split	Split
2.	To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.	Management	Split	Split
IVY HIGH INCOME OPPORTUNITIES FUND
Security	465893105		Meeting Type	Annual
Ticker Symbol			Meeting Date	19-Aug-2021
ISIN	US4658931054		Agenda	935473354 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
2.	DIRECTOR	Management	Split	Split
1	Thomas L. Bennett		Split	Split
2	Sandra A.J. Lawrence		Split	Split
3	Shawn K. Lytle		Split	Split
4	Thomas K. Whitford		Split	Split
INVESCO DYNAMIC CREDIT OPP FUND
Security	46132R104		Meeting Type	Annual
Ticker Symbol	VTA		Meeting Date	03-Sep-2021
ISIN	US46132R1041		Agenda	935479875 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco Dynamic Credit Opportunities Fund into the Invesco Dynamic Credit Opportunity Fund.	Management	Split	Split
2.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
EATON VANCE SENIOR FLOATING-RATE TRUST
Security	27828Q105		Meeting Type	Annual
Ticker Symbol	EFR		Meeting Date	10-Sep-2021
ISIN	US27828Q1058		Agenda	935477150 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Keith Quinton		Split	Split
2	Marcus L. Smith		Split	Split
3	Susan J. Sutherland		Split	Split
GUGGENHEIM FUNDS
Security	00764C109		Meeting Type	Annual
Ticker Symbol	AVK		Meeting Date	22-Sep-2021
ISIN	US00764C1099		Agenda	935488610 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Class III Trustee: Mr. Tracy V. Maitland	Management	Split	Split
1B.	Election of Class III Trustee: Mr. Ronald A. Nyberg	Management	Split	Split
INVESCO
Security	46131F101		Meeting Type	Annual
Ticker Symbol	VLT		Meeting Date	23-Nov-2021
ISIN	US46131F1012		Agenda	935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
INVESCO SENIOR INCOME TRUST
Security	46131H107		Meeting Type	Annual
Ticker Symbol	VVR		Meeting Date	23-Nov-2021
ISIN	US46131H1077		Agenda	935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
SPECIAL OPPORTUNITIES FUND, INC
Security	84741T104		Meeting Type	Annual
Ticker Symbol	SPE		Meeting Date	08-Dec-2021
ISIN	US84741T1043		Agenda	935521511 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Mr. Andrew Dakos		Split	Split
2	Mr. Phillip Goldstein		Split	Split
3	Mr. Ben Harris		Split	Split
4	Mr. Gerald Hellerman		Split	Split
5	Mr. Mark Lunder		Split	Split
6	Mr. Charles Walden		Split	Split
2.	To provide a non-binding advisory vote on whether the amendment to the Fund's proxy voting policy is in the best interests of the Fund and its stockholders.	Management	Split	Split
BARINGS BDC, INC.
Security	06759L103		Meeting Type	Special
Ticker Symbol	BBDC		Meeting Date	24-Feb-2022
ISIN	US06759L1035		Agenda	935540307 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve the issuance of shares of Barings BDC, Inc. ("Barings BDC") common stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and Plan of Merger, dated as of September 21, 2021, by and among Barings BDC, Mercury Acquisition Sub, Inc., Sierra Income Corporation and Barings LLC (the "Merger Agreement").	Management	Split	Split
2.	To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then- current net asset value per share, if applicable.	Management	Split	Split
3.	To approve the adjournment of the Barings BDC special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1 or Proposal 2.	Management	Split	Split
PGIM INVESTMENTS
Security	69346J106		Meeting Type	Annual
Ticker Symbol	GHY		Meeting Date	09-Mar-2022
ISIN	US69346J1060		Agenda	935545054 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class I Director: Ellen S. Alberding	Management	Split	Split
1.2	Election of Class I Director: Stuart S. Parker	Management	Split	Split
1.3	Election of Class I Director: Brian K. Reid	Management	Split	Split
2.	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	Management	Split	Split
WESTERN ASSET HIGH INC OPP FD INC.
Security	95766K109		Meeting Type	Annual
Ticker Symbol	HIO		Meeting Date	08-Apr-2022
ISIN	US95766K1097		Agenda	935557782 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class III Director to serve until 2025 Annual Meeting: William R. Hutchinson	Management	Split	Split
1.2	Election of Class III Director to serve until 2025 Annual Meeting: Nisha Kumar	Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending September 30, 2022.	Management	Split	Split
BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD
Security	10537L104		Meeting Type	Annual
Ticker Symbol	BWG		Meeting Date	08-Apr-2022
ISIN	US10537L1044		Agenda	935557819 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class I Director to serve until 2025 Annual Meeting: Daniel P. Cronin	Management	Split	Split
1.2	Election of Class I Director to serve until 2025 Annual Meeting: Paolo M. Cucchi	Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending October 31, 2022.	Management	Split	Split
PGIM SHORT DURATION HIGH YIELD OPP
Security	69355J104		Meeting Type	Annual
Ticker Symbol	SDHY		Meeting Date	14-Apr-2022
ISIN	US69355J1043		Agenda	935545066 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class I Trustee: Ellen S. Alberding	Management	Split	Split
1.2	Election of Class I Trustee: Stuart S. Parker	Management	Split	Split
1.3	Election of Class I Trustee: Brian K. Reid	Management	Split	Split
FIRST TRUST ADVISORS
Security	33738E109		Meeting Type	Annual
Ticker Symbol	FSD		Meeting Date	18-Apr-2022
ISIN	US33738E1091		Agenda	935569131 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class III Trustee for a three-year term: James A. Bowen	Management	Split	Split
1.2	Election of Class III Trustee for a three-year term: Niel B. Nielson	Management	Split	Split
PIMCO CLOSED-END FUNDS
Security	69355M107		Meeting Type	Annual
Ticker Symbol	PDO		Meeting Date	26-Apr-2022
ISIN	US69355M1071		Agenda	935575398 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Trustee: Deborah A. DeCotis	Management	Split	Split
1b.	Election of Trustee: David N. Fisher	Management	Split	Split
1c.	Election of Trustee: Joseph B. Kittredge, Jr.	Management	Split	Split
1d.	Election of Trustee: E. Grace Vandecruze	Management	Split	Split
COHEN & STEERS
Security	19249X108		Meeting Type	Annual
Ticker Symbol	PTA		Meeting Date	27-Apr-2022
ISIN	US19249X1081		Agenda	935568595 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Joseph M. Harvey		Split	Split
2	Gerald J. Maginnis		Split	Split
3	Daphne L. Richards		Split	Split
NUVEEN PREFERED & CONVERTIBLE INCOME 2
Security	67073D102		Meeting Type	Annual
Ticker Symbol	JQC		Meeting Date	28-Apr-2022
ISIN	US67073D1028		Agenda	935556184 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	William C. Hunter		Split	Split
2	Judith M. Stockdale		Split	Split
3	Carole E. Stone		Split	Split
4	Margaret L. Wolff		Split	Split
NUVEEN CREDIT OPP 2022 TARGET TERM FD
Security	67075U102		Meeting Type	Annual
Ticker Symbol	JCO		Meeting Date	28-Apr-2022
ISIN	US67075U1025		Agenda	935556184 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management	Split	Split
1	William C. Hunter		Split	Split
2	Judith M. Stockdale		Split	Split
3	Carole E. Stone		Split	Split
4	Margaret L. Wolff		Split	Split
NUVEEN CORE PLUS IMPACT FUND
Security	67080D103		Meeting Type	Annual
Ticker Symbol	NPCT		Meeting Date	28-Apr-2022
ISIN	US67080D1037		Agenda	935556184 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1C.	DIRECTOR	Management
1	William C. Hunter		For	For
2	Judith M. Stockdale		For	For
3	Carole E. Stone		For	For
4	Margaret L. Wolff		For	For
WESTERN ASSET DIVERSIFIED INCOME FUND
Security	95790K109		Meeting Type	Annual
Ticker Symbol	WDI		Meeting Date	06-May-2022
ISIN	US95790K1097		Agenda	935558710 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class I Trustee to serve until 2025 Annual Meeting: Robert D. Agdern	Management	Split	Split
1.2	Election of Class I Trustee to serve until 2025 Annual Meeting: Carol L. Colman	Management	Split	Split
1.3	Election of Class I Trustee to serve until 2025 Annual Meeting: Daniel P. Cronin	Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2022.	Management	Split	Split
THE GDL FUND
Security	361570104		Meeting Type	Annual
Ticker Symbol	GDL		Meeting Date	09-May-2022
ISIN	US3615701048		Agenda	935569597 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Agnes Mullady		Split	Split
2	Salvatore J. Zizza		Split	Split
XAI OCTAGON FUNDS
Security	98400T205		Meeting Type	Annual
Ticker Symbol	XFLTPR		Meeting Date	24-May-2022
ISIN	US98400T2050		Agenda	935621842 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class II Trustee of the Trust, to be elected by common shares and preferred shares voting as a single class, to serve until the 2025 annual meeting: Gregory G. Dingens	Management	Split	Split
1b.	Election of Class II Trustee of the Trust, to be elected by preferred shares voting as a separate class, to serve until the 2025 annual meeting: Philip G. Franklin	Management	Split	Split
APOLLO STRATEGIC GROWTH CAPITAL
Security	G0411R106		Meeting Type	Special
Ticker Symbol	APSG		Meeting Date	25-May-2022
ISIN	KYG0411R1065		Agenda	935649218 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Domestication Proposal - to consider and vote upon a proposal to approve by special resolution under Cayman Islands law, assuming the Business Combination Proposal is approved and adopted, the change of APSG's jurisdiction of incorporation from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication" and such proposal, the "Domestication Proposal").	Management	For	For
2.	The Amendment Proposal - to consider and vote upon a proposal to approve by special resolution under Cayman Islands law, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the Acquiror Delaware Certificate, which, if approved, would take effect substantially concurrently with the Closing; 2A through 2K - The Unbundling Precatory Proposals - to approve, on a non-binding advisory basis, certain governance provisions in the Acquiror Delaware Certificate, ...(due to space limits, see proxy material for full proposal).	Management	For	For
2a.	To increase the authorized share capital from 361,000,000 shares consisting of 300,000,000 Acquiror Class A Ordinary Shares, 60,000,000 Acquiror Class B Ordinary Shares, and 1,000,000 undesignated preferred shares, par value $0.00005 per share, to authorized capital stock of shares, consisting of (i) 3,000,000,000 shares of Domesticated Acquiror Class A Common Stock, (ii) 3,000,000,000 shares of Domesticated Acquiror Class B Common Stock, (iii) 20,420,250 shares of Domesticated Acquiror ...(due to space limits, see proxy material for full proposal).	Management	For	For
2b.	To provide that the Acquiror Delaware Certificate may be amended, altered or repealed by the affirmative vote of the holders of at least 66 2/3% of all the then outstanding shares of stock entitled to vote, voting together as a single class in addition to any other vote required by the Acquiror Delaware Certificate or otherwise required by law.	Management	For	For
2c.	To provide that (i) each holder of record of Domesticated Acquiror Class A Common Stock, Domesticated Acquiror Class B Common Stock and Domesticated Acquiror Class X Common Stock (solely prior to the automatic conversion thereof to shares of Domesticated Acquiror Class A Common Stock upon the Closing) will be entitled to vote on the election or removal of directors, voting together as a single class, (ii) any vacancy on the board of directors shall be filled by the affirmative ...(due to space limits, see proxy material for full proposal).	Management	For	For
2d.	To elect not to be governed by Section 203 of the DGCL.	Management	For	For
2e.	To provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction, another state or federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims.	Management	For	For
2f.	To provide that each holder of record of Domesticated Acquiror Class A Common Stock, Domesticated Acquiror Class B Common Stock and Domesticated Acquiror Class X Common Stock (solely prior to the automatic conversion thereof to shares of Domesticated Acquiror Class A Common Stock upon the Closing) be entitled to one vote per share on all matters which stockholders generally are entitled to vote.	Management	For	For
2g.	To provide that subject to applicable law and the rights of any holders of outstanding Preferred Stock, (i) each holder of Domesticated Acquiror Class A Common Stock, Domesticated Acquiror Class X Common Stock (solely prior to the automatic conversion thereof to shares of Domesticated Acquiror Class A Common Stock upon the Closing) and Class A-1 Preferred Stock shall be entitled to receive, ratably with the other participating shares, such dividends and other distributions as ...(due to space limits, see proxy material for full proposal).	Management	For	For
2h.	To eliminate various provisions in the Existing Organizational Documents applicable only to blank check companies, including the provisions requiring that APSG have net tangible assets of at least $5,000,001 immediately prior to, or upon such consummation of, a business combination.	Management	For	For
2i.	To restrict holders of Domesticated Acquiror Class B Common Stock from transferring their shares of Domesticated Acquiror Class B Common Stock unless such holder also transfers an equal number of Opco B Ordinary Shares in accordance with the GBT Amended & Restated M&A.	Management	For	For
2j.	To allow PubCo, subject to the terms of the Business Combination Agreement, the Acquiror Delaware Certificate and the Acquiror Delaware Bylaws, to take all such actions as are contemplated by the Business Combination Agreement to cause the issuance of its equity securities as called for by the Egencia Equity Contribution Agreement and in accordance with the Acquiror Delaware Certificate, including any issuances, redemptions and cancellations and/or adjustments for no consideration.	Management	For	For
2k.	To require PubCo to issue, reserve for issuance, cancel and/or redeem certain of its equity securities in accordance with the terms of the Exchange Agreement.	Management	For	For
3.	The Business Combination Proposal - to consider and vote upon a proposal to approve by ordinary resolution under Cayman Islands law and adopt, assuming the Domestication Proposal and Amendment Proposal are approved, the Business Combination Agreement (as amended from time to time, the "Business Combination Agreement"), dated as of December 2, 2021, by and between APSG and GBT Jersey Co Limited, a company limited by shares incorporated under the laws of Jersey ("GBT"), and the ...(due to space limits, see proxy material for full proposal).	Management	For	For
4.	The Issuance Proposal - to consider and vote upon a proposal to approve by ordinary resolution under Cayman Islands law, assuming the Domestication Proposal, the Amendment Proposal and the Business Combination Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of the New York Stock Exchange, the issuance of Domesticated Acquiror Class A Common Stock to the PIPE Investors (as defined below) pursuant to the PIPE Subscription Agreements (as defined below) (the "Issuance Proposal").	Management	For	For
5.	The Equity Incentive Plan Proposal - to consider and vote upon a proposal to approve by ordinary resolution under Cayman Islands law, assuming the Domestication Proposal, the Amendment Proposal, the Business Combination Proposal and the Issuance Proposal are approved and adopted, the Global Business Travel Group, Inc. 2022 Equity Incentive Plan, a copy of which is attached to the enclosed proxy statement/ prospectus as Annex E (the "Equity Incentive Plan Proposal").	Management	For	For
6.	The ESPP Proposal - to consider and vote upon a proposal to approve by ordinary resolution under Cayman Islands law, assuming the Domestication Proposal, the Amendment Proposal, the Business Combination Proposal, the Issuance Proposal, and the Equity Incentive Plan Proposal are approved and adopted, the Global Business Travel Group, Inc. Employee Stock Purchase Plan (the "ESPP"), a copy of which is attached to the enclosed proxy statement/prospectus as Annex F (the "ESPP Proposal" and, ...(due to space limits, see proxy material for full proposal).	Management	For	For
7.	The Adjournment Proposal - if put to the meeting, to consider and vote upon a proposal to approve by ordinary resolution under Cayman Islands law the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the proxies held at the time of the Special Meeting, any of the Condition Precedent Proposals would not be duly approved and adopted by our shareholders or we determine that one or more of the closing ...(due to space limits, see proxy material for full proposal).	Management	For	For
APOLLO SENIOR FLOATING RATE, INC.
Security	037638103		Meeting Type	Annual
Ticker Symbol	AIF		Meeting Date	09-Jun-2022
ISIN	US0376381036		Agenda	935623997 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Glenn N. Marchak		Split	Split
2	Todd J. Slotkin		Split	Split
3	Elliot Stein, Jr.		Split	Split
MCDERMOTT INTERNATIONAL, LTD
Security	G5924V106		Meeting Type	Annual
Ticker Symbol	MCDIF		Meeting Date	14-Jun-2022
ISIN	BMG5924V1063		Agenda	935630043 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To appoint Michael McKelvy as Chairman of the 2022 Annual General Meeting of Members.	Management	Split	Split
2.	DIRECTOR	Management	Split	Split
1	Craig Broderick		Split	Split
2	Neil Bruce		Split	Split
3	Barbara Duganier		Split	Split
4	Andrew Gould		Split	Split
5	Alan Hirshberg		Split	Split
6	Nils Larsen		Split	Split
7	Lee McIntire		Split	Split
8	Michael McKelvy		Split	Split
9	Paul Soldatos		Split	Split
3.	To approve amendments to Bye-Law 31 of the Amended and Restated Bye-Laws of McDermott International, Ltd.	Management	Split	Split
4.	To appoint Ernst & Young LLP as the Auditor of McDermott International, Ltd for a term extending until the close of the 2023 Annual General Meeting of Members and give the Audit Committee of the Board of Directors the authority to set the remuneration of the Company's Auditor.	Management	Split	Split
FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC
Security	26943B100		Meeting Type	Annual
Ticker Symbol	FCRD		Meeting Date	16-Jun-2022
ISIN	US26943B1008		Agenda	935635221 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Christopher J. Flynn		Split	Split
2	E.P. Giambastiani, Jr.		Split	Split
3	Nancy Hawthorne		Split	Split
4	James D. Kern		Split	Split
5	Deborah McAneny		Split	Split
6	Jane Musser Nelson		Split	Split
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2022.	Management	Split	Split
3.	To approve the adjournment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies.	Management	Split	Split
MORGAN STANLEY EMERGING MKTS
Security	617477104		Meeting Type	Annual
Ticker Symbol	EDD		Meeting Date	24-Jun-2022
ISIN	US6174771047		Agenda	935650817 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Frances L. Cashman*		Split	Split
2	Frank L. Bowman#		Split	Split
3	Jakki L. Haussler#		Split	Split
4	Manuel H. Johnson#		Split	Split
5	Eddie A. Grier#		Split	Split

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

/s/ Patrick W. Galley
By: Patrick W. Galley
Title: President and Chairman of the Board

Date: August 29, 2022